Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of net income before income taxes

The components of net income before income taxes consist of the following (in thousands):

	Year Ended December 31,
	2019	2018	2017
Bermuda	$—	$—	$—
Foreign - Other	911,365	969,310	770,614
Net income before income taxes	$911,365	$969,310	$770,614

Schedule of components of the provision for income taxes

The components of the provision for income taxes consisted of the following benefit (expense) (in thousands):

	Year Ended December 31,
	2019	2018	2017
Current:
Bermuda	$—	$—	$—
United States	(975)	(7,409)	1,828
Foreign - Other	(6,294)	(5,371)	(4,617)
Total current:	(7,269)	(12,780)	(2,789)
Deferred:
Bermuda	—	—	—
United States	25,785	(1,912)	(8,439)
Foreign - Other	347	225	486
Total deferred:	26,132	(1,687)	(7,953)
Income tax benefit (expense)	$18,863	$(14,467)	$(10,742)

Schedule of reconciliation of income tax expense

Our reconciliation of income tax expense computed by applying our Bermuda statutory rate and reported income tax benefit (expense) was as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Tax at Bermuda statutory rate	$—	$—	$—
Foreign income taxes at different rates	(18,630)	(17,540)	(28,188)
Tax contingencies	(206)	(5)	11,184
Return to provision adjustments	2,014	2,961	(1,397)
Benefit (expense) from change in tax rate	(14)	117	7,659
Valuation allowance	35,699	—	—
Income tax benefit (expense)	$18,863	$(14,467)	$(10,742)

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2019	2018
Deferred tax assets:
Loss carryforwards	$54,342	$63,201
Other	3,573	2,535
Valuation allowance	(5,847)	(41,924)
Total net deferred assets	52,068	23,812
Deferred tax liabilities:
Property and equipment	(39,571)	(37,448)
Total deferred tax liabilities	(39,571)	(37,448)
Net deferred tax asset (liability)	$12,497	$(13,636)

Schedule of reconciliation of the total amounts of unrecognized tax benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	As of December 31,
	2019	2018
Unrecognized tax benefits, beginning of the year	$532	$532
Gross increases in tax positions from prior periods	200	—
Unrecognized tax benefits, end of year	$732	$532